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                          CIGNA VARIABLE PRODUCTS GROUP
                           c\o CIGNA INVESTMENTS, INC.
                          900 COTTAGE GROVE ROAD, S-215
                             HARTFORD, CT 06152-2215




April 26, 1999


VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Re:      CIGNA Variable Product Group
         (CIGNA Variable Products Money Market Fund and
          CIGNA Variable Products S&P 500 Index Fund)
         (1933 Act Registration No. 33-20333)
         (1940 Act File No. 811-5480)
         ----------------------------

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), CIGNA Variable Products Group (the "Trust"), on behalf of its series of shares known as CIGNA Variable Products Money Market Fund and CIGNA Variable Products S&P 500 Index Fund, hereby certifies that:

(1) The form of prospectus that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 18 to the Trust's Registration Statement on Form N-1A, constituting the most recent amendment to the Trust's Registration Statement on Form N-1A; and

(2) The text of Post-Effective Amendment No. 18 to the Trust's Registration Statement on Form N-1A was filed electronically via EDGAR with the Securities and Exchange Commission on April 20, 1999.

Sincerely,

CIGNA VARIABLE PRODUCTS GROUP, on behalf of its series of shares known as CIGNA Variable Products Money Market
Fund and CIGNA Variable Products S&P 500 Index Fund


    /s/ Jeffrey S. Winer
By:____________________________________________
     Jeffrey S. Winer
     Its:  Vice President and Secretary